Schedule of Capital Stock, Warrants (Details)	12 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 1		$ 14,250,184
Common Shares And Warrants Schedule Of Capital Stock, Warrants 2		0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 3		$ (607,618)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 4		0.36
Common Shares And Warrants Schedule Of Capital Stock, Warrants 5		$ 6,197,620
Common Shares And Warrants Schedule Of Capital Stock, Warrants 6		0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 7		$ 19,840,186
Common Shares And Warrants Schedule Of Capital Stock, Warrants 8		0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 9		$ (13,978,286)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 10		0.22
Common Shares And Warrants Schedule Of Capital Stock, Warrants 11		$ 6,274,341
Common Shares And Warrants Schedule Of Capital Stock, Warrants 12		0.15
Common Shares And Warrants Schedule Of Capital Stock, Warrants 13		$ 12,136,241
Common Shares And Warrants Schedule Of Capital Stock, Warrants 14		0.18
Common Shares And Warrants Schedule Of Capital Stock, Warrants 1	$ 19,840,186
Common Shares And Warrants Schedule Of Capital Stock, Warrants 2	0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 3	$ (13,978,286)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 4	0.22
Common Shares And Warrants Schedule Of Capital Stock, Warrants 5	$ 6,274,341
Common Shares And Warrants Schedule Of Capital Stock, Warrants 6	0.15
Common Shares And Warrants Schedule Of Capital Stock, Warrants 7	$ 12,136,241
Common Shares And Warrants Schedule Of Capital Stock, Warrants 8	0.18
Common Shares And Warrants Schedule Of Capital Stock, Warrants 9	$ (1,004,150)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 10	0.22
Common Shares And Warrants Schedule Of Capital Stock, Warrants 11	$ (10,322,025)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 12	0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 13	$ 8,034,440
Common Shares And Warrants Schedule Of Capital Stock, Warrants 14	0.36
Common Shares And Warrants Schedule Of Capital Stock, Warrants 15	$ 8,844,506
Common Shares And Warrants Schedule Of Capital Stock, Warrants 16	0.29